Description of Organization and Business Operations - Liquidity and Going Concern (Details) - CIK0001838821_ARYA Sciences Acquisition Corp IV - USD ($)									6 Months Ended	12 Months Ended
	Feb. 02, 2024	Dec. 02, 2023	Sep. 05, 2023	Sep. 02, 2023	Aug. 02, 2023	Jul. 06, 2023	Jun. 02, 2023	Apr. 18, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Going Concern
Cash									$ 26,058	$ 20,191	$ 91,049
Working capital deficit									10,287,324
Working capital										12,276,486
Convertible notes payables, current									3,616,000	2,175,000	120,000
Second convertible promissory note
Going Concern
Aggregate amount drawn			$ 165,000	$ 560,000	$ 140,000	$ 140,000	$ 140,000	$ 400,000
Convertible notes payables, current									1,585,000	1,585,000	0
Third convertible promissory note
Going Concern
Aggregate amount drawn	$ 900,000	$ 420,000							900,000	470,000
Sponsor
Going Concern
Offering costs paid by sponsor in exchange for issuance of founder shares										25,000
Aggregate amount drawn										161,000
Sponsor | First convertible promissory note
Going Concern
Convertible notes payables, current									120,000	120,000	$ 120,000
Sponsor | Second convertible promissory note
Going Concern
Convertible notes payables, current									1,585,000	1,585,000
Sponsor | Third convertible promissory note
Going Concern
Convertible notes payables, current									900,000	470,000
Sponsor | Fourth convertible promissory note
Going Concern
Convertible notes payables, current									$ 540,000	$ 0